THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 12, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  6/30/05

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle          Dallas, Texas       August 11, 2006
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $256,710 (thousands)

List of Other Included Managers:  NONE

CONFIDENTIAL FORM 13F INFORMATION TABLE
                              TITLE OF                           VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS                 CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE


AMEGY BANCORPORATION INC     COM                  02343R102       2686     120014  SHR          SOLE          120014     0     0
CABLEVISION SYS CORP         CL A NY CABLVS       12686C109      63462    1970883  SHR          SOLE         1970883     0     0
CABLEVISION SYS CORP         CL A NY CABLVS       12686C109      32200    1000000  SHR  CALL    SOLE         1000000     0     0
GUIDANT CORP                 COM                  401698105      31745     471700  SHR          SOLE          471700     0     0
GUIDANT CORP                 COM                  401698105      61034     906900  SHR  PUT     SOLE          906900     0     0
JOHNSON & JOHNSON            COM                  478160104       4219      64900  SHR          SOLE           64900     0     0
JOHNSON & JOHNSON            COM                  478160104      20066     308700  SHR  CALL    SOLE          308700     0     0
MBNA CORP                    COM                  55262L100        458      17500  SHR          SOLE           17500     0     0
MCI INC                      COM                  552691107      39209    1525039  SHR          SOLE         1525039     0     0
VERIZON COMMUNICATIONS       COM                  92343V104       1631      47200  SHR          SOLE           47200     0     0

